Provisions - Additional Information (Detail) $ in Millions, $ in Millions		12 Months Ended
	Apr. 01, 2021 USD ($)	Oct. 31, 2022 CAD ($)	Oct. 31, 2021 CAD ($)	Nov. 30, 2021 CAD ($)
Disclosure of other provisions [line items]
Restructuring provision			$ 62
Expense of restructuring activities		$ 85	126
Amount of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint ventures for which deferred tax liabilities have not been recognized		$ 41,000	$ 34,000	$ 165
DOJ and CFTC [member]
Disclosure of other provisions [line items]
Payment for provisions	$ 127.5